UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value

            Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2013

Date of reporting period: 12/31/2012

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Value Opportunities Fund, Inc. (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$842,538,634
Total Investments (Cost – $725,620,885) – 100.1%	842,538,634
Liabilities in Excess of Other Assets – (0.1)%	(1,046,930)
Net Assets – 100.0%	$841,491,704

Notes to Schedule of Investments

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2012, the value of the investment and the percentage owned by the Fund of the Master LLC was $842,538,634 and 99.5%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2012, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2012	1

Schedule of Investments December 31, 2012 (Unaudited)	Master Value Opportunities LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 5.2%
Curtiss-Wright Corp.	137,000	$4,497,710
Esterline Technologies Corp. (a)	127,200	8,091,192
The KEYW Holding Corp. (a)	505,300	6,412,257
Moog, Inc., Class A (a)	225,200	9,239,956
Orbital Sciences Corp. (a)	522,100	7,189,317
Spirit AeroSystems Holdings, Inc., Class A (a)	492,800	8,362,816

		43,793,248

Automobiles – 0.6%
Thor Industries, Inc.	146,225	5,473,202

Beverages – 0.7%
Cott Corp.	706,200	5,670,786

Biotechnology – 0.7%
Arqule, Inc. (a)	203,200	566,928
Cell Therapeutics, Inc. (a)	552,200	717,860
Geron Corp. (a)	816,600	1,151,406
MannKind Corp. (a)(b)	940,139	2,171,721
XOMA Corp. (a)	534,800	1,280,846

		5,888,761

Capital Markets – 0.5%
Investment Technology Group, Inc. (a)(b)	473,900	4,265,100

Chemicals – 3.2%
Ferro Corp. (a)(b)	256,000	1,070,080
Georgia Gulf Corp.	103,200	4,260,096
Huntsman Corp.	298,000	4,738,200
OM Group, Inc. (a)	134,700	2,990,340
Rockwood Holdings, Inc.	218,900	10,826,794
Spartech Corp. (a)	324,500	2,943,215

		26,828,725

Commercial Banks – 8.2%
Banner Corp.	177,499	5,454,544
BBCN Bancorp, Inc.	473,600	5,479,552
Boston Private Financial Holdings, Inc.	428,976	3,865,074
Cathay General Bancorp	153,300	2,989,350
First Financial Bankshares, Inc.	152,250	5,939,273
Glacier Bancorp, Inc.	201,600	2,965,536
Independent Bank Corp.	148,000	4,284,600
National Penn Bancshares, Inc.	645,200	6,013,264
Old National Bancorp	635,900	7,548,133
Pinnacle Financial Partners, Inc. (a)(b)	225,600	4,250,304
PrivateBancorp, Inc.	403,100	6,175,492
Susquehanna Bancshares, Inc.	631,000	6,612,880
Western Alliance Bancorp (a)	324,400	3,415,932
Wintrust Financial Corp.	120,600	4,426,020

		69,419,954

Commercial Services & Supplies – 1.0%
ACCO Brands Corp. (a)	729,800	5,356,732
EnerNOC, Inc. (a)(b)	246,500	2,896,375

		8,253,107

Communications Equipment – 2.3%
Arris Group, Inc. (a)	612,100	9,144,774
Harmonic, Inc. (a)	827,800	4,196,946
Polycom, Inc. (a)(b)	556,500	5,820,990

		19,162,710

Computers & Peripherals – 0.8%
NCR Corp. (a)	256,143	6,526,524

Common Stocks	Shares	Value

Construction & Engineering – 0.9%
KBR, Inc.	254,600	$7,617,632

Containers & Packaging – 1.1%
Packaging Corp. of America	73,400	2,823,698
Rock-Tenn Co., Class A	90,380	6,318,466

		9,142,164

Electric Utilities – 1.5%
ALLETE, Inc.	190,500	7,806,690
Hawaiian Electric Industries, Inc.	180,000	4,525,200

		12,331,890

Electronic Equipment, Instruments & Components – 3.6%
Anixter International, Inc.	140,700	9,001,986
Ingram Micro, Inc., Class A (a)	342,400	5,793,408
Plexus Corp. (a)	138,800	3,581,040
Rofin-Sinar Technologies, Inc. (a)(b)	276,600	5,996,688
ScanSource, Inc. (a)	201,700	6,408,009

		30,781,131

Energy Equipment & Services – 1.9%
McDermott International, Inc. (a)	408,400	4,500,568
Oil States International, Inc. (a)	57,300	4,099,242
Pioneer Energy Services Corp. (a)	475,857	3,454,722
TETRA Technologies, Inc. (a)	555,800	4,218,522

		16,273,054

Gas Utilities – 0.8%
Southwest Gas Corp.	164,300	6,967,963

Health Care Equipment & Supplies – 5.3%
CONMED Corp.	161,384	4,510,683
Hansen Medical, Inc. (a)	1,589,100	3,305,328
Invacare Corp.	565,764	9,221,953
NuVasive, Inc. (a)	577,824	8,933,159
OraSure Technologies, Inc. (a)(b)	986,216	7,081,031
Wright Medical Group, Inc. (a)	552,028	11,587,068

		44,639,222

Health Care Providers & Services – 6.9%
Brookdale Senior Living, Inc. (a)	151,941	3,847,146
Gentiva Health Services, Inc. (a)	733,103	7,367,685
Healthways, Inc. (a)	710,917	7,606,812
Kindred Healthcare, Inc. (a)(b)	749,044	8,104,656
LCA-Vision, Inc. (a)	811,403	2,312,498
Owens & Minor, Inc.	396,949	11,317,016
Tenet Healthcare Corp. (a)	538,416	17,482,367

		58,038,180

Hotels, Restaurants & Leisure – 1.7%
Bravo Brio Restaurant Group, Inc. (a)	232,100	3,117,103
Papa John’s International, Inc. (a)	124,989	6,866,896
Ruby Tuesday, Inc. (a)	604,000	4,747,440

		14,731,439

Household Durables – 1.8%
KB Home	402,300	6,356,340
MDC Holdings, Inc.	79,739	2,931,206
Skullcandy, Inc. (a)	29,495	229,766
SodaStream International Ltd. (a)	137,300	6,163,397

		15,680,709

2	BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2012

Schedule of Investments (continued)	Master Value Opportunities LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance – 2.3%
Horace Mann Educators Corp.	237,900	$4,748,484
National Financial Partners Corp. (a)	351,500	6,024,710
Selective Insurance Group, Inc.	468,900	9,035,703

		19,808,897

Internet Software & Services – 0.3%
WebMD Health Corp. (a)	169,800	2,434,932

IT Services – 0.4%
Acxiom Corp. (a)	177,836	3,105,016

Leisure Equipment & Products – 0.4%
LeapFrog Enterprises, Inc. (a)	373,830	3,226,153

Life Sciences Tools & Services – 1.0%
Affymetrix, Inc. (a)(b)	2,519,418	7,986,555
Pacific Biosciences of California, Inc. (a)	536,300	911,710

		8,898,265

Machinery – 8.0%
AGCO Corp. (a)	183,000	8,988,960
Altra Holdings, Inc.	489,197	10,786,794
Barnes Group, Inc.	58,000	1,302,680
Briggs & Stratton Corp.	200,300	4,222,324
CIRCOR International, Inc.	171,329	6,782,915
Crane Co.	58,700	2,716,636
EnPro Industries, Inc. (a)(b)	83,500	3,415,150
IDEX Corp.	223,400	10,394,802
Kennametal, Inc.	154,900	6,196,000
RBC Bearings, Inc. (a)	190,900	9,558,363
Terex Corp. (a)	113,000	3,176,430

		67,541,054

Metals & Mining – 1.2%
Carpenter Technology Corp.	130,000	6,711,900
Haynes International, Inc.	30,100	1,561,287
Materion Corp.	66,986	1,726,899

		10,000,086

Multiline Retail – 0.6%
Fred’s, Inc., Class A	391,814	5,215,044

Multi-Utilities – 1.3%
NorthWestern Corp.	319,200	11,085,816

Oil, Gas & Consumable Fuels – 6.3%
Africa Oil Corp. (a)	1,049,000	7,371,579
Bill Barrett Corp. (a)(b)	187,100	3,328,509
Cabot Oil & Gas Corp.	38,898	1,934,786
Carrizo Oil & Gas, Inc. (a)(b)	313,300	6,554,236
Gastar Exploration Ltd. (a)	1,446,043	1,749,712
Goodrich Petroleum Corp. (a)	262,000	2,441,840
Oasis Petroleum, Inc. (a)	328,824	10,456,603
SM Energy Co.	227,900	11,898,659
Whiting Petroleum Corp. (a)	166,400	7,216,768

		52,952,692

Paper & Forest Products – 0.8%
Schweitzer-Mauduit International, Inc.	176,640	6,894,259

Professional Services – 0.9%
FTI Consulting, Inc. (a)	28,464	939,312

Common Stocks	Shares	Value

Professional Services (concluded)
Kforce, Inc.	456,900	$6,547,377

		7,486,689

Real Estate Investment Trusts (REITs) – 7.1%
Acadia Realty Trust	114,362	2,868,199
BioMed Realty Trust, Inc.	353,300	6,829,289
CommonWealth REIT	265,275	4,201,956
Corporate Office Properties Trust (b)	191,300	4,778,674
DuPont Fabros Technology, Inc. (b)	523,998	12,659,792
Lexington Realty Trust (b)	694,417	7,256,658
Omega Healthcare Investors, Inc. (b)	180,605	4,307,429
Rouse Properties, Inc. (b)	631,140	10,678,889
Ryman Hospitality Properties (b)	178,016	6,846,495

		60,427,381

Road & Rail – 1.1%
Marten Transport Ltd.	281,848	5,183,185
Vitran Corp., Inc. (a)	797,521	3,875,952

		9,059,137

Semiconductors & Semiconductor Equipment – 2.3%
DSP Group, Inc. (a)	802,037	4,619,733
Fairchild Semiconductor International, Inc. (a)	309,900	4,462,560
PMC-Sierra, Inc. (a)	1,003,000	5,225,630
Teradyne, Inc. (a)	293,400	4,955,526

		19,263,449

Software – 3.3%
Bottomline Technologies, Inc. (a)(b)	297,197	7,843,029
Compuware Corp. (a)	568,100	6,175,247
Parametric Technology Corp. (a)	289,700	6,521,147
Progress Software Corp. (a)	70,400	1,477,696
Take-Two Interactive Software, Inc. (a)(b)	565,900	6,230,559

		28,247,678

Specialty Retail – 6.8%
Abercrombie & Fitch Co., Class A	90,209	4,327,326
Ascena Retail Group, Inc. (a)	421,030	7,784,845
Chico’s FAS, Inc.	209,200	3,861,832
The Children’s Place Retail Stores, Inc. (a)(b)	137,600	6,094,304
Express, Inc. (a)(b)	577,100	8,708,439
Genesco, Inc. (a)(b)	105,900	5,824,500
Hot Topic, Inc.	485,100	4,681,215
The Men’s Wearhouse, Inc.	293,787	9,154,403
Penske Automotive Group, Inc.	195,700	5,888,613
Tilly’s, Inc., Class A (a)	104,043	1,403,540

		57,729,017

Textiles, Apparel & Luxury Goods – 2.5%
G-III Apparel Group Ltd. (a)(b)	159,670	5,465,504
The Jones Group, Inc.	510,816	5,649,625
Perry Ellis International, Inc.	142,278	2,831,332
The Warnaco Group, Inc. (a)	46,700	3,342,319
Wolverine World Wide, Inc.	100,100	4,102,098

		21,390,878

Thrifts & Mortgage Finance – 0.5%
Provident Financial Services, Inc.	307,965	4,594,838

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2012	3

Schedule of Investments (continued)	Master Value Opportunities LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Trading Companies & Distributors – 0.2%
Air Lease Corp. (a)(b)	85,700	$1,842,550
Total Common Stocks – 96.0%		812,689,332

Warrants (c)

Biotechnology – 0.0%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)	220,500	136,710
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	202,350	64,752
Total Warrants – 0.0%		201,462
Total Long-Term Investments (Cost – $695,364,406) – 96.0%		812,890,794

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (d)(e)	31,097,169	$31,097,169
	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.29% (d)(e)(f)	$72,459	72,459,445
Total Short-Term Securities (Cost – $103,556,614) – 12.3%		103,556,614
Total Investments (Cost – $798,921,020*) – 108.3%		916,447,408
Liabilities in Excess of Other Assets – (8.3)%		(69,958,081)
Net Assets – 100.0%		$846,489,327

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$812,086,642
Gross unrealized appreciation	$160,590,873
Gross unrealized depreciation	(56,230,107)
Net unrealized appreciation	$104,360,766

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(d)	Represents the current yield as of report date.
(e)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at March 31, 2012	Net Activity	Shares/Beneficial Interest Held at December 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,877,033	18,220,136	31,097,169	$24,465
BlackRock Liquidity Series, LLC Money Market Series	$157,155,871	$(84,696,426)	$72,459,445	$711,309

(f)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

—

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master LLC has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

4	BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2012

Schedule of Investments (concluded)	Master Value Opportunities LLC

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$811,545,196	$1,280,846	$64,752	$812,890,794
Short-Term Securities	31,097,169	72,459,445	–	103,556,614
Total	$842,642,365	$73,740,291	$64,752	$916,447,408

[1]	See above Schedule of Investments for values in each industry excluding Level 3, Biotechnology, within the table.

Certain of the Master LLC’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, collateral on securities loaned at value of $72,459,445 are categorized as Level 2 within the disclosure hierarchy.

As of March 31, 2012, the Master LLC valued certain equity securities using unadjusted price quotations from an exchange. As of December 31, 2012, the Master LLC used other observable inputs in determining the value of the same securities. As a result, investments with a beginning of period value of $1,458,128 transferred from Level 1 to Level 2 in the disclosure hierarchy.

Certain of the Master LLC’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2012	5

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

    Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 22, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 22, 2013